UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)   (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended March 31, 2008

Total Return for the 6 Months Ended March 31, 2008

Class A	Class B	Class C	Class I+	Russell 1000® Value Index[1]	S&P 500®[2]	Lipper Large- Cap Value Funds Index[3]
−15.32%	−15.66%	−15.64%	−15.24%	−14.01%	−12.46%	−13.76%

+	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six months ended March 31, 2008 closed with a double-digit decline in the Russell 1000® Value Index, which represents the universe of large-cap value stocks in which the Fund primarily invests. Nine out of the 10 sectors in the Russell 1000 Value Index finished the period with negative returns, with consumer staples the only sector to post a positive, albeit flat, return. Inflationary pressures and weakening economic growth contributed to a pessimistic outlook for the economy. Further dampening sentiment was the ongoing fallout from the subprime mortgage market and subsequent credit crunch that resulted in multi-billion dollar losses at the largest financial institutions and the emergency ‘‘fire sale’’ of Bear Stearns to JP Morgan Chase. Although the Federal Reserve took unprecedented measures to bolster liquidity and keep order in the financial markets, stock markets remained volatile as recession seemed increasingly likely.

Performance Analysis

All share classes of Morgan Stanley Value Fund underperformed the Russell 1000® Value Index, the S&P 500® and the Lipper Large-Cap Value Funds Index for the six months ended March 31, 2008, assuming no deduction of applicable sales charges.

The Fund’s underperformance relative to the Russell 1000 Value Index was driven mostly by a lack of exposure to energy names. Energy was the second best performing sector in the Russell 1000 Value Index; however, the excessively high valuations of most energy stocks have made them unfit investment candidates by our risk-reward standards. The health care sector, in which the Fund holds primarily pharmaceutical stocks, was the second largest detractor from relative performance. The pharmaceuticals industry was hampered by the FDA’s recently enacted tighter regulatory standards, which are expected to cause delays or even halt the launch of potential new drugs.

However, the Fund achieved positive performance relative to the Russell 1000 Value Index in other areas. Stock selection and resulting overweight in the consumer staples sector contributed positively to performance. The sector was supported by investors’ rotation into stocks with more defensive (that is, less economically sensitive) characteristics during the period. Although the telecommunication services sector posted a negative return on an absolute basis for the Fund and Russell 1000 Value Index, the Fund’s selection of telecom stocks declined less than those of the Russell 1000 Value Index. The Fund also benefited from stock selection and the resulting underweight in the financials sector, which was among the worst performing segments in the market for the period under review.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Bank of America Corp.	4.0%
International Paper Co.	4.0
Wal-Mart Stores, Inc.	3.9
Viacom, Inc. (Class B shares)	3.2
Comcast Corp. (Class A)	3.2
Verizon Communications, Inc.	3.2
Bristol-Myers Squibb Co.	3.1
Wyeth	2.8
Du Pont (E.I.) de Nemours & Co.	2.7
Chubb Corp. (The)	2.7

TOP FIVE INDUSTRIES
Pharmaceuticals: Major	12.7%
Major Banks	11.7
Media Conglomerates	6.7
Food: Major Diversified	5.4
Major Telecommunications	5.2

Data as of March 31, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 65 percent of its assets in common stock that the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., believes is undervalued and currently is not being recognized within the marketplace. In deciding which securities to buy, hold or sell, the Investment Adviser begins with a universe of companies that have attributes that may qualify them as value companies. The Investment Adviser then screens these companies for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Investment Adviser evaluates the companies relative to competitive and market conditions within each industry. The Investment Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2008

	Class A Shares* (since 11/25/98)		Class B Shares** (since 11/25/98)		Class C Shares† (since 11/25/98)		Class I Shares†† (since 11/25/98)
Symbol	VLUAX		VLUBX		VLUCX		VLUDX
1 Year	(12.57)	% [4]	(13.24)	% [4]	(13.22)	% [4]	(12.36)	% [4]
	(17.16)	[5]	(17.19)	[5]	(14.01)	[5]	—
5 Years	12.24	[4]	11.40	[4]	11.42	[4]	12.50	[4]
	11.03	[5]	11.14	[5]	11.42	[5]	—
Since Inception	4.03	[4]	3.35	[4]	3.27	[4]	4.30	[4]
	3.43	[5]	3.35	[5]	3.27	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class I has no sales charge.
(1)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Standard & Poor’s 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Value Funds classification as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/07 – 03/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	10/01/07	03/31/08	10/01/07 – 03/31/08
Class A
Actual (−15.32% return)	$1,000.00	$ 846.80	$4.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.90	$5.15
Class B
Actual (−15.66% return)	$1,000.00	$ 843.40	$8.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.15	$8.92
Class C
Actual (−15.64% return)	$1,000.00	$ 843.60	$7.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.35	$8.72
Class I@@
Actual (−15.24% return)	$1,000.00	$ 847.60	$3.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.15	$3.89

@	Expenses are equal to the Fund’s annualized expense ratios of 1.02%, 1.77%, 1.74% and 0.77% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Value Fund

Portfolio of Investments March 31, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.3%)
	Airlines (0.8%)
125,400	Southwest Airlines Co.	$1,554,960
	Aluminum (0.5%)
26,100	Alcoa, Inc.	941,166
	Beverages: Alcoholic (0.9%)
37,640	Anheuser-Busch Companies, Inc.	1,786,018
	Beverages: Non-Alcoholic (2.3%)
73,400	Coca-Cola Co. (The)	4,467,858
	Cable/Satellite TV (3.2%)
326,650	Comcast Corp. (Class A)	6,317,411
	Catalog/Specialty Distribution (0.9%)
106,150	Liberty Media Corp – Interactive (Series A) (a)	1,713,261
	Chemicals: Major Diversified (3.8%)
114,497	Du Pont (E.I.) de Nemours & Co.	5,353,880
41,800	Rohm & Haas Co.	2,260,544
		7,614,424
	Computer Processing Hardware (1.7%)
100,400	Dell Inc. (a)	1,999,968
28,200	Hewlett-Packard Co.	1,287,612
		3,287,580
	Data Processing Services (0.9%)
18,100	Computer Sciences Corp. (a)	738,299
46,600	Western Union Co.	991,182
		1,729,481
	Department Stores (1.1%)
45,600	Macy’s, Inc.	1,051,536
29,900	Penney (J.C.) Co., Inc.	1,127,529
		2,179,065
	Discount Stores (3.9%)
145,900	Wal-Mart Stores, Inc.	7,686,012
	Drugstore Chains (1.7%)
83,400	CVS Caremark Corp.	3,378,534
	Electronic Components (0.3%)
62,800	Flextronics International Ltd. (Singapore) (a)	$589,692
	Electronic Production Equipment (0.3%)
18,500	KLA-Tencor Corp.	686,350
	Finance/Rental/Leasing (1.1%)
18,400	Fannie Mae	484,288
65,100	Freddie Mac	1,648,332
		2,132,620
	Financial Conglomerates (4.0%)
207,900	Citigroup, Inc.	4,453,218
82,000	JPMorgan Chase & Co.	3,521,900
		7,975,118
	Food: Major Diversified (5.4%)
156,437	Kraft Foods Inc. (Class A)	4,851,111
54,500	Sara Lee Corp.	761,910
149,600	Unilever N.V. (NY Registered Shares) (Netherlands)	5,046,008
		10,659,029
	Food: Specialty/Candy (2.5%)
110,600	Cadbury Schweppes PLC (ADR) (United Kingdom)	4,890,732
	Home Improvement Chains (1.0%)
38,200	Home Depot, Inc. (The)	1,068,454
43,800	Lowe’s Companies, Inc.	1,004,772
		2,073,226
	Household/Personal Care (2.7%)
52,600	Kimberly-Clark Corp.	3,395,330
27,800	Procter & Gamble Co. (The)	1,947,946
		5,343,276
	Industrial Conglomerates (1.3%)
70,600	General Electric Co.	2,612,906
	Information Technology Services (1.3%)
22,900	International Business Machines Corp.	2,636,706
	Investment Banks/Brokers (0.9%)
45,900	Merrill Lynch & Co., Inc.	1,869,966

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments March 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance (2.8%)
16,300	AFLAC, Inc.	$1,058,685
32,800	Genworth Financial Inc. (Class A)	742,592
35,600	MetLife, Inc.	2,145,256
27,600	Torchmark Corp.	1,659,036
		5,605,569
	Major Banks (11.7%)
208,500	Bank of America Corp.	7,904,235
86,079	Bank of New York Mellon Corp.	3,592,077
9,100	Barclays PLC (ADR) (United Kingdom)	329,420
37,400	PNC Financial Services Group, Inc.	2,452,318
45,700	U.S. Bancorp	1,478,852
157,846	Wachovia Corp.	4,261,842
106,400	Wells Fargo & Co.	3,096,240
		23,114,984
	Major Telecommunications (5.2%)
102,100	AT&T Inc.	3,910,430
172,700	Verizon Communications, Inc.	6,294,915
		10,205,345
	Managed Health Care (0.7%)
22,200	UnitedHealth Group Inc.	762,792
13,400	WellPoint Inc. (a)	591,342
		1,354,134
	Media Conglomerates (6.7%)
127,900	News Corp. (Class B)	2,435,216
314,300	Time Warner, Inc.	4,406,486
160,500	Viacom Inc. (Class B) (a)	6,359,010
		13,200,712
	Medical Distributors (1.4%)
51,700	Cardinal Health, Inc.	2,714,767
	Medical Specialties (0.8%)
124,000	Boston Scientific Corp. (a)	1,595,880
	Movies/Entertainment (0.9%)
83,400	Liberty Media Corp. – Entertainment (Series A) (a)	$1,888,176
	Multi-Line Insurance (1.6%)
40,300	American International Group, Inc.	1,742,975
19,800	Hartford Financial Services Group, Inc. (The)	1,500,246
		3,243,221
	Packaged Software (0.5%)
33,100	Microsoft Corp.	939,378
	Pharmaceuticals: Major (12.7%)
45,300	Abbott Laboratories	2,498,295
289,800	Bristol-Myers Squibb Co.	6,172,740
27,500	GlaxoSmithKline PLC (ADR) (United Kingdom)	1,166,825
50,400	Lilly (Eli) & Co.	2,600,136
160,200	Pfizer, Inc.	3,352,986
7,500	Roche Holdings Ltd. (ADR) (Switzerland)	708,563
215,000	Schering-Plough Corp.	3,098,150
130,800	Wyeth	5,462,208
		25,059,903
	Property – Casualty Insurers (4.5%)
400	Berkshire Hathaway Inc. (Class B) (a)	1,789,160
106,480	Chubb Corp. (The)	5,268,630
36,925	Travelers Companies, Inc. (The)	1,766,861
		8,824,651
	Pulp & Paper (4.0%)
289,042	International Paper Co.	7,861,942
	Semiconductors (1.0%)
58,400	Intel Corp.	1,236,912
25,400	Texas Instruments Inc.	718,058
		1,954,970

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments March 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Telecommunication Equipment (0.4%)
47,900	Alcatel-Lucent (ADR) (France)	$275,904
24,700	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	485,355
		761,259
	Tobacco (1.9%)
52,800	Altria Group, Inc.	1,172,160
52,800	Philip Morris International Inc. (a)	2,670,624
		3,842,784
	Total Common Stocks (Cost $192,657,377)	196,293,066

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (b) (0.4%)
	Investment Company
797	Morgan Stanley institutional Liquidity Government Portfolio – Institutional Class (Cost $797,113)	$797,113

Total Investments (Cost $193,454,490) (c)	99.7%	197,090,179
Other Assets in Excess of Liabilities	0.3	625,966
Net Assets	100.0%	$197,716,145

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,123,305 and the aggregate gross unrealized depreciation is $23,487,616, resulting in net unrealized appreciation of $3,635,689.

See Notes to Financial Statements

Morgan Stanley Value Fund

Summary of Investments March 31, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Major	$25,059,903	12.7%
Major Banks	23,114,984	11.7
Media Conglomerates	13,200,712	6.7
Food: Major Diversified	10,659,029	5.4
Major Telecommunications	10,205,345	5.2
Property – Casualty Insurers	8,824,651	4.5
Financial Conglomerates	7,975,118	4.0
Pulp & Paper	7,861,942	4.0
Discount Stores	7,686,012	3.9
Chemicals: Major Diversified	7,614,424	3.9
Cable/Satellite TV	6,317,411	3.2
Life/Health Insurance	5,605,569	2.8
Household/Personal Care	5,343,276	2.7
Food: Specialty/Candy	4,890,732	2.5
Beverages: Non-Alcoholic	4,467,858	2.3
Tobacco	3,842,784	1.9
Drugstore Chains	3,378,534	1.7
Computer Processing Hardware	3,287,580	1.7
Multi-Line Insurance	3,243,221	1.6
Medical Distributors	2,714,767	1.4
Information Technology Services	2,636,706	1.3
Industrial Conglomerates	$2,612,906	1.3%
Department Stores	2,179,065	1.1
Finance/Rental/Leasing	2,132,620	1.1
Home Improvement Chains	2,073,226	1.1
Semiconductors	1,954,970	1.0
Movies/Entertainment	1,888,176	1.0
Investment Banks/Brokers	1,869,966	0.9
Beverages: Alcoholic	1,786,018	0.9
Data Processing Services	1,729,481	0.9
Catalog/Specialty Distribution	1,713,261	0.9
Medical Specialties	1,595,880	0.8
Airlines	1,554,960	0.8
Managed Health Care	1,354,134	0.7
Aluminum	941,166	0.5
Packaged Software	939,378	0.5
Investment Company	797,113	0.4
Telecommunication Equipment	761,259	0.4
Electronic Production Equipment	686,350	0.3
Electronic Components	589,692	0.3
	$197,090,179	100.0%

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $192,657,377)	$196,293,066
Investment in affiliate, at value (cost $797,113)	797,113
Receivable for:
Investments sold	839,255
Dividends	359,134
Shares of beneficial interest sold	7,392
Dividends from affiliate	2,545
Foreign withholding taxes reclaimed	2,371
Prepaid expenses and other assets	9,334
Total Assets	198,310,210
Liabilities:
Payable for:
Shares of beneficial interest redeemed	247,196
Distribution fee	107,356
Investment advisory fee	71,293
Investments purchased	54,328
Administration fee	13,640
Transfer agent fee	10,552
Accrued expenses and other payables	89,700
Total Liabilities	594,065
Net Assets	$197,716,145
Composition of Net Assets:
Paid-in-capital	$191,101,850
Net unrealized appreciation	3,635,689
Accumulated undistributed net investment income	1,061,000
Accumulated undistributed net realized gain	1,917,606
Net Assets	$197,716,145
Class A Shares:
Net Assets	$88,114,579
Shares Outstanding (unlimited authorized, $.01 par value)	7,380,400
Net Asset Value Per Share	$11.94
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$12.60
Class B Shares:
Net Assets	$86,645,963
Shares Outstanding (unlimited authorized, $.01 par value)	7,483,592
Net Asset Value Per Share	$11.58
Class C Shares:
Net Assets	$14,743,523
Shares Outstanding (unlimited authorized, $.01 par value)	1,277,782
Net Asset Value Per Share	$11.54
Class I Shares@@:
Net Assets	$8,212,080
Shares Outstanding (unlimited authorized, $.01 par value)	677,682
Net Asset Value Per Share	$12.12

@@	Formerly Class D Shares. Renamed Class I shares effective March 31, 2008.

Statement of Operations

For the six months ended March 31, 2008 (unaudited)

Net Investment Income:
Income
Dividends (net of $16,076 foreign withholding tax)	$3,018,046
Dividends from affiliate	128,159
Total Income	3,146,205
Expenses
Distribution fee (Class A shares)	121,558
Distribution fee (Class B shares)	549,435
Distribution fee (Class C shares)	83,623
Investment advisory fee	493,315
Transfer agent fees and expenses	186,776
Administration fee	93,965
Shareholder reports and notices	47,556
Registration fees	29,017
Professional fees	25,900
Custodian fees	12,474
Trustees’ fees and expenses	2,183
Other	17,336
Total Expenses	1,663,138
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(4,095)
Less: expense offset	(1,050)
Net Expenses	1,657,993
Net Investment Income	1,488,212
Net Realized and Unrealized Gain (Loss):
Net Realized Gain	4,061,343
Net Change in Unrealized Appreciation/Depreciation	(44,883,982)
Net Loss	(40,822,639)
Net Decrease	$(39,334,427)

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2008	FOR THE YEAR ENDED SEPTEMBER 30, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,488,212	$3,493,943
Net realized gain	4,061,343	20,105,587
Net change in unrealized appreciation/depreciation	(44,883,982)	5,848,100
Net Increase (Decrease)	(39,334,427)	29,447,630
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,911,648)	(1,556,421)
Class B shares	(1,085,338)	(1,238,181)
Class C shares	(193,068)	(195,802)
Class I shares@@	(209,950)	(209,600)
Net realized gain
Class A shares	(7,782,377)	(3,341,067)
Class B shares	(9,189,968)	(6,292,790)
Class C shares	(1,428,606)	(781,928)
Class I shares@@	(751,729)	(401,036)
Total Dividends and Distributions	(22,552,684)	(14,016,825)
Net decrease from transactions in shares of beneficial interest	(14,070,784)	(48,279,572)
Net Decrease	(75,957,895)	(32,848,767)
Net Assets:
Beginning of period	273,674,040	306,522,807
End of Period (Including accumulated undistributed net investment income of $1,061,000 and $2,972,792, respectively)	$197,716,145	$273,674,040

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2008 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Value Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on March 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.37% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.32% to the portion of the daily net assets exceeding $2 billion but exceeding $3 billion; and 0.27% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,211,756 at March 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $3, $52,700 and $805, respectively and received $10,817 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class. For the six months ended March 31, 2008, advisory fees paid were reduced by $4,095 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $128,159 for the six months ended March 31, 2008. During the six months ended March 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class aggregated $17,933,186 and $26,837,938, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008, aggregated $11,499,464 and $37,272,812, respectively.

For the six months ended March 31, 2008, the Fund incurred brokerage commissions of $270 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	231,594	$3,039,550	653,819	$10,000,182
Conversion from Class B	523,297	7,091,990	2,511,755	38,422,116
Reinvestment of dividends and distributions	650,898	8,669,969	291,737	4,361,471
Redeemed	(1,057,204)	(14,217,770)	(1,612,717)	(24,859,374)
Net increase – Class A	348,585	4,583,739	1,844,594	27,924,395
CLASS B SHARES
Sold	80,071	1,075,610	468,342	6,955,275
Conversion to Class A	(540,029)	(7,091,990)	(2,596,327)	(38,422,116)
Reinvestment of dividends and distributions	725,496	9,387,918	449,345	6,528,988
Redeemed	(1,579,606)	(20,564,392)	(3,180,416)	(47,482,303)
Net decrease – Class B	(1,314,068)	(17,192,854)	(4,859,056)	(72,420,156)
CLASS C SHARES
Sold	21,509	280,562	81,130	1,202,099
Reinvestment of dividends and distributions	118,332	1,526,485	62,137	900,995
Redeemed	(190,963)	(2,500,551)	(338,545)	(5,035,594)
Net decrease – Class C	(51,122)	(693,504)	(195,278)	(2,932,500)
CLASS I SHARES@@
Sold	4,469	60,025	20,790	322,140
Reinvestment of dividends and distributions	55,418	748,692	31,308	474,005
Redeemed	(108,427)	(1,576,882)	(105,661)	(1,647,456)
Net decrease – Class I	(48,540)	(768,165)	(53,563)	(851,311)
Net decrease in Fund	(1,065,145)	$(14,070,784)	(3,263,303)	$(48,279,572)

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2008 (unaudited) continued

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

8.   Accounting Pronouncements

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, ‘‘Disclosures about Derivative Instruments and Hedging Activities’’ (‘‘FAS 161’’). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30,
			2007		2006		2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.59		$14.85		$13.27		$12.23	$10.10	$7.86
Income (loss) from investment operations:
Net investment income‡	0.11		0.25		0.23		0.19	0.12	0.07
Net realized and unrealized gain (loss)	(2.35)		1.27		1.63		1.00	2.10	2.17
Total income (loss) from investment operations	(2.24)		1.52		1.86		1.19	2.22	2.24
Less dividends and distributions from:
Net investment income	(0.28)		(0.25)		(0.28)		(0.15)	(0.09)	—
Net realized gain	(1.13)		(0.53)		—		—	—	—
Total dividends and distributions	(1.41)		(0.78)		(0.28)		(0.15)	(0.09)	—
Net asset value, end of period	$11.94		$15.59		$14.85		$13.27	$12.23	$10.10
Total Return‡‡	(15.32	)%(1)	10.43%		14.20%		9.71%	22.06%	28.50%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.02	%(2)(4)	0.99	%(4)	1.00	%(5)	0.97%	1.28%	1.53%
Net investment income	1.66	%(2)(4)	1.62	%(4)	1.69	%(5)	1.50%	1.06%	0.78%
Supplemental Data:
Net assets, end of period, in thousands	$88,115		$109,643		$77,032		$73,559	$16,621	$12,972
Portfolio turnover rate	5	%(1)	15%		13%		31%	83%	61%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
‡‡	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.01% and 1.68%, respectively.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30,
			2007		2006		2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.07		$14.34		$12.79		$11.80	$9.74	$7.64
Income (loss) from investment operations:
Net investment income‡	0.06		0.13		0.12		0.09	0.03	0.00
Net realized and unrealized gain (loss)	(2.29)		1.23		1.58		0.95	2.03	2.10
Total income (loss) from investment operations	(2.23)		1.36		1.70		1.04	2.06	2.10
Less dividends and distributions from:
Net investment income	(0.13)		(0.10)		(0.15)		(0.05)	—	—
Net realized gain	(1.13)		(0.53)		—		—	—	—
Total dividends and distributions	(1.26)		(0.63)		(0.15)		(0.05)	—	—
Net asset value, end of period	$11.58		$15.07		$14.34		$12.79	$11.80	$9.74
Total Return‡‡	(15.66	)%(1)	9.67%		13.37%		8.85%	21.15%	27.49%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.77	%(2)(4)	1.75	% (4)	1.75	% (5)	1.72%	2.03%	2.28%
Net investment income	0.91	%(2)(4)	0.86	% (4)	0.94	% (5)	0.75%	0.31%	0.03%
Supplemental Data:
Net assets, end of period, in thousands	$86,646		$132,555		$195,893		$249,346	$334,125	$304,486
Portfolio turnover rate	5	%(1)	15%		13%		31%	83%	61%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
‡‡	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.76% and 0.93%, respectively.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30,
			2007		2006		2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.04		$14.34		$12.80		$11.81	$9.75	$7.64
Income (loss) from investment operations:
Net investment income‡	0.06		0.13		0.13		0.10	0.04	0.01
Net realized and unrealized gain (loss)	(2.28)		1.23		1.57		0.95	2.02	2.10
Total income (loss) from investment operations	(2.22)		1.36		1.70		1.05	2.06	2.11
Less dividends and distributions from:
Net investment income	(0.15)		(0.13)		(0.16)		(0.06)	—	—
Net realized gain	(1.13)		(0.53)		—		—	—	—
Total dividends and distributions	(1.28)		(0.66)		(0.16)		(0.06)	—	—
Net asset value, end of period	$11.54		$15.04		$14.34		$12.80	$11.81*	$9.75
Total Return‡‡	(15.64	)%(1)	9.67%		13.38%		8.93%	21.15%	27.62%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.74	%(2)(4)	1.73	%(4)	1.72	%(5)	1.71%	2.00%	2.21%
Net investment income	0.94	%(2)(4)	0.88	%(4)	0.97	%(5)	0.76%	0.34%	0.10%
Supplemental Data:
Net assets, end of period, in thousands	$14,744		$19,984		$21,859		$24,526	$26,297	$22,068
Portfolio turnover rate	5	%(1)	15%		13%		31%	83%	61%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
‡‡	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.73% and 0.96%, respectively.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2008		FOR THE YEAR ENDED SEPTEMBER 30,
			2007		2006		2005	2004	2003

Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$15.82		$15.05		$13.44		$12.39	$10.23	$7.94
Income (loss) from investment operations:
Net investment income‡	0.13		0.29		0.29		0.23	0.16	0.09
Net realized and unrealized gain (loss)	(2.38)		1.29		1.63		0.99	2.12	2.20
Total income (loss) from investment operations	(2.25)		1.58		1.92		1.22	2.28	2.29
Less dividends and distributions from:
Net investment income	(0.32)		(0.28)		(0.31)		(0.17)	(0.12)	—
Net realized gain	(1.13)		(0.53)		—		—	—	—
Total dividends and distributions	(1.45)		(0.81)		(0.31)		(0.17)	(0.12)	—
Net asset value, end of period	$12.12		$15.82		$15.05		$13.44	$12.39	$10.23
Total Return‡‡	(15.24	)%(1)	10.78%		14.47%		9.91%	22.42%	28.84%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.77	%(2)(4)	0.75	%(4)	0.75	%(5)	0.72%	1.03%	1.28%
Net investment income	1.91	%(2)(4)	1.86	%(4)	1.94	%(5)	1.75%	1.31%	1.03%
Supplemental Data:
Net assets, end of period, in thousands	$8,212		$11,492		$11,739		$75,832	$68,870	$45,204
Portfolio turnover rate	5	%(1)	15%		13%		31%	83%	61%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
‡‡	Calculated based on the net asset value as of the last business day of the period.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 0.76% and 1.93%, respectively.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

VLUSAN IU08-02936P-Y03/08	MORGAN STANLEY FUNDS
Morgan Stanley Value Fund Semiannual Report March 31, 2008

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer May 20, 2008

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EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

4

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: May 20, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

5

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

6

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: May 20, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended March 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 20, 2008	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended March 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 20, 2008	/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

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